Related Party Transactions (Details 2) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Loan provided to related parties | ¥			¥ 837		¥ 10,080
Repayment of loan from related parties | ¥			180	490	95,900
US$ [Member]
Loan provided to related parties | $		$ 119
Repayment of loan from related parties | $		26
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Loan provided to related parties | ¥	[1]		718
Repayment of loan from related parties | ¥	[1]		175
Shenzhen Red Lake Shengchuang Investment LLP [Member] | US$ [Member]
Loan provided to related parties | $	[1]	102
Repayment of loan from related parties | $	[1]	25
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Loan provided to related parties | ¥	[2]		119
Repayment of loan from related parties | ¥	[2]		5
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member] | US$ [Member]
Loan provided to related parties | $	[2]	17
Repayment of loan from related parties | $	[2]	1
Shenzhen Taozhan Trade Co., Ltd. [Member]
Repayment of loan from related parties | ¥	[3]			410
Shenzhen Taozhan Trade Co., Ltd. [Member] | US$ [Member]
Repayment of loan from related parties | $	[3]
Mr. Yu Haifeng [Member]
Loan provided to related parties | ¥	[4]				80
Repayment of loan from related parties | ¥	[4]			80
Mr. Yu Haifeng [Member] | US$ [Member]
Loan provided to related parties | $	[4]
Repayment of loan from related parties | $	[4]
Shenzhen Chuang Jia Investment LLP [Member]
Loan provided to related parties | ¥	[5]				10,000
Repayment of loan from related parties | ¥	[5]				69,500
Shenzhen Chuang Jia Investment LLP [Member] | US$ [Member]
Loan provided to related parties | $	[5]
Repayment of loan from related parties | $	[5]
Renshou Xinrui Enterprise Management Center LLP [Member]
Repayment of loan from related parties | ¥	[6]				26,400
Renshou Xinrui Enterprise Management Center LLP [Member] | US$ [Member]
Repayment of loan from related parties | $	[6]
Tibet Zhuli Investment Co., Ltd. [Member]
Loan received from related party | ¥	[7]			50,000
Interest expense | ¥	[7]			1,048
Repayment of loan to related party | ¥	[7]			51,048
Tibet Zhuli Investment Co., Ltd. [Member] | US$ [Member]
Loan received from related party | $	[7]
Interest expense | $	[7]
Repayment of loan to related party | $	[7]
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Advisory fee expense | ¥	[8]			¥ 581
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member] | US$ [Member]
Advisory fee expense | $	[8]

[1]	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP ("Shengchuang") totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned.
[2]	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. ("Jinhui") totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned.
[3]	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1.0 million to Shenzhen Taozhan Trade Co., Ltd. ("Taozhan"). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group.
[4]	The Group provided a loan to Mr. Yu Haifeng in June 2018. The loan has been repaid in July 2018.
[5]	The Group provided a loan to Shenzhen Chuang Jia Investment LLP ("Chuang Jia") amounting to RMB10,000 in July 2018, and Chuang Jia fully repaid the loans of RMB69,500 during the year ended June 30, 2018.
[6]	The Group provided loans to Renshou Xinrui Enterprise Management Center LLP amounting to RMB28,020 in February 2017 and April 2017. RMB1,620 was repaid during the year ended June 30, 2017, and RMB26,400 was repaid during the year ended June 30, 2018.
[7]	In August 2018, the Group received a short-term loan with a principal amount of RMB50.0 million from Tibet Zhuli Investment Co., Ltd. ("Tibet Zhuli"), which was controlled by Fanhua Inc, the Group's shareholder. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been fully repaid as of June 30, 2019.
[8]	In September 2018, the Group incurred advisory fee expenses to Red Lake Yongjin No.1 (Shenzhen) Investment LLP for a potential non-performing loan project.